Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Parenthetical) (Detail) - TWD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TSMC Arizona Corporation [member]
Disclosure of subsidiaries [line items]
Conditioned payments for various public infrastructure projects from City of Phoenix		$ 205.0
Percentage of Ownership		100.00%	100.00%
VisEra Technologies Company Ltd. [member]
Disclosure of subsidiaries [line items]
Percentage of Ownership		73.00%	87.00%
VisEra Technologies Company Ltd. [member] | IPO [Member]
Disclosure of subsidiaries [line items]
Number of shares sold		39.5
Selling price per share		$ 240
From difference between the consideration received and the carrying amount of the subsidiaries' net assets during actual disposal		$ 8,406.3
Percentage of ownership before IPO		87.00%
Percentage of ownership after IPO		73.00%
Japan Advanced Semiconductor Manufacturing, Inc. [member]
Disclosure of subsidiaries [line items]
Percentage of Ownership	100.00%	100.00%
Japan Advanced Semiconductor Manufacturing, Inc. [member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of subsidiaries [line items]
Percentage of Ownership	81.00%